PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	5 Months Ended		12 Months Ended
	Nov. 30, 2019 HKD ($)	Nov. 30, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Jul. 31, 2019 HKD ($)	Jul. 31, 2019 USD ($)
Prepaid Expense and Other Assets, Current [Line Items]
Prepaid consulting service fees (b)											$ 891,098
Advance to vendor for fixed assets purchase (e)											248,349
Advance to vendor for a trading platform development (f)											180,000
Interest receivable (g)				$ 14,819
Honest Smart Holdings Limited
Prepaid Expense and Other Assets, Current [Line Items]
Amortization of prepaid consulting expense			$ 282,434	$ 0	$ 0
Achievable Wisdom Limited
Prepaid Expense and Other Assets, Current [Line Items]
Amortization of prepaid consulting expense			$ 0
Shenzhen Hubao Media Company
Prepaid Expense and Other Assets, Current [Line Items]
Prepaid advertising service fee collected back											400,895
S.H.WATCH CASE & PAPTS MANUFACTURER LTD
Prepaid Expense and Other Assets, Current [Line Items]
Total purchase price of car										$ 2,430	310,436
Advance to vendor for fixed assets purchase (e)										$ 1,940	248,349
China Artificial Intelligence Co., Ltd
Prepaid Expense and Other Assets, Current [Line Items]
Advance to vendor for a trading platform development (f)											$ 180,000
Subsequent Events
Prepaid Expense and Other Assets, Current [Line Items]
Employee advances collected back								¥ 1,960	$ 284,757
Subsequent Events | Honest Smart Holdings Limited
Prepaid Expense and Other Assets, Current [Line Items]
Prepaid consulting service fees (b)						¥ 5,000	$ 730,000
Subsequent Events | Achievable Wisdom Limited
Prepaid Expense and Other Assets, Current [Line Items]
Amortization of prepaid consulting expense	$ 3,300	$ 421,580
Subsequent Events | Shenzhen Hubao Media Company
Prepaid Expense and Other Assets, Current [Line Items]
Prepaid advertising service fee collected back								¥ 2,760	$ 400,895